Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		5 Months Ended	9 Months Ended
	Sep. 21, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 21, 2020
Initial public offer, offering cost	$ 14,500,000
Initial public offer, share price		$ 10.49		$ 9.97	$ 9.71
Securities maturity period		185 days	185 days
Business combination conditions		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts previously disbursed to management for Regulatory Withdrawals (as defined below) and excluding the amount of deferred underwriting discounts held in Trust and taxes payable on the income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.	The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts previously disbursed to management for Regulatory Withdrawals (as defined below) and excluding the amount of deferred underwriting discounts held in Trust and taxes payable on the income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Temporary equity redemption price per share		$ 10.00	$ 10.00	$ 0.0001
Business combination covenant terms		In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination.	In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination.
Description of results for non compliance with business combination		The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the amended and restated memorandum and articles of association (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or September 21, 2022	The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the amended and restated memorandum and articles of association (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or September 21, 2022
Working capital		$ 1,100,000	$ 2,500,000
Receipts from capital contributions by sponsors		25,000	25,000
Due to related parties current		119,000	119,000
Cash		1,300,000	919,000
Working capital loan		0	0
Maximum regulatory withdrawal		250,000	250,000
Common Class A [Member]
Proceeds from issuance initial public offering		$ 250,000,000	$ 250,000,000
Temporary equity redemption price per share		$ 10.00	$ 10.00
Maximum [Member]
Dissolution expense		$ 100,000	$ 100,000
Private Placement [Member]
Warrants issued		4,666,667	4,666,667
Warrants prices		$ 1.50	$ 1.50
Proceeds from issuance of private placement warrants		$ 7,000,000.0	$ 7,000,000.0
IPO [Member]
Initial public offer, shares issued	25,000,000
Proceeds from issuance initial public offering	$ 250,000,000.0
Initial public offer, share price		$ 10.00	$ 10.00
Warrants issued		10,916,667
Proceeds from issuance of private placement warrants		$ 250,000,000.0	$ 250,000,000.0
Percentage of temporary equity redemption		15.00%	15.00%
IPO [Member] | Common Class A [Member]
Sale of stock issue price per share	$ 10.00
Over-Allotment Option [Member]
Initial public offer, shares issued	2,500,000
Deferred underwriting commission	$ 8,800,000